Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,255,551	$ 4,496,588	$ 6,732,601
Loans receivable - third parties, net	148,446,673	148,293,427	137,602,481
Loans receivable - related parties, net	3,245,729		1,102,593
Interest and fee receivable, net	3,281,942	1,075,410	673,626
Amount due from a related party			1,653,839
Cost method investment	3,756,630	3,599,831	3,851,071
Property and equipment, net	65,961	88,463	116,298
Intangible asset, net	81,216	55,480
Deferred tax assets	2,668,950	861,607	243,440
Other assets	520,503	485,765	374,387
Total Assets	163,323,155	158,956,571	152,350,336
Liabilities
Short-term bank loans	11,666,105	7,472,530
Loan from a related party, a cost investment investee	15,026,522	14,399,324	15,404,285
Secured loan	14,996,469	14,154,968	24,739,282
Dividends payable	480,000	4,108,721	6,623,843
Taxes payable	69,650	1,125,379	1,235,241
Convertible promissory note payable		650,000
Other liabilities	5,541,678	3,876,502	977,831
Total liabilities	47,780,424	45,787,424	48,980,482
Commitments and Contingencies
Convertible Redeemable Class A Preferred Shares
Preferred Shares, no par value, unlimited shares authorized; 715,000 and nil shares issued and outstanding as of December 31, 2016 and 2015, respectively	8,794,527	8,913,327
Shareholders ' Equity
Ordinary Shares, no par value; unlimited shares authorized; 23,758,817 and 22,898,864 shares issued and outstanding as of September 30, 2017 and December 31, 2016, respectively
Additional paid-in capital	96,977,528	91,644,559	94,723,964
Statutory reserves	6,536,238	6,536,238	4,667,254
Retained earnings	7,615,058	15,691,462	6,064,526
Accumulated other comprehensive loss	(4,380,620)	(9,616,439)	(2,085,890)
Total Shareholders' Equity	106,748,204	104,255,820	103,369,854
Total Liabilities and Shareholders' Equity	$ 163,323,155	$ 158,956,571	$ 152,350,336